INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about inventories [Table Text Block]
	December 31	December 31
	2017	2016

Warehouse inventory	$7,809	$7,873
Stockpile inventory	-	-
Work in process inventory	496	656
Finished goods inventory (1)	4,826	4,902
	$13,131	$13,431